Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Intangible Assets, Net [Abstract]
Intangible assets	$ 64,801	$ 54,072
Research and development expenses	519,496
Other operating expenses	$ 1,841